Income Taxes - Schedule of Effective Income Taxes Rate (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(35.00%)	(34.00%)	(34.00%)
Accrued compensation		(0.32%)	(0.89%)
Stock based compensation		4.15%	10.01%
Depreciation and amortization		0.59%	0.36%
Other		0.26%	0.09%
Change in valuation allowance		29.32%	22.65%
Effective tax rate		0.00%	0.00%